Basis of Preparation of the Financial Statements (Schedule of Exchange Rates and Known Consumer Price Indexes) (Details)		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of basis of preparation [Abstract]
Exchange rates of US$		3.748	3.467	3.845
Change during the year: Exchange rates of US$ in %		8.10%	(9.83%)	(1.46%)
Consumer Price Index (points)	[1]	224.00	221.35	220.68
Change during the year: Consumer Price Index (points) in %	[1]	0.30%	0.30%	(0.30%)

[1]	According to 1993 base index.